VIRTUS STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—94.2%
Argentina—3.0%
MSU Energy S.A. 144A 6.875%, 2/1/25(1)	$ 107	$ 71
Pampa Energia S.A. 144A 7.500%, 1/24/27(1)	17	15
YPF S.A.
144A 8.500%, 7/28/25(1)	16	12
RegS 8.500%, 7/28/25(2)	35	25
RegS 6.950%, 7/21/27(2)	133	80
		203

Brazil—7.5%
Adecoagro S.A. 144A 6.000%, 9/21/27(1)	8	7
Banco do Brasil S.A. 144A 9.000% (1)(3)	31	31
Braskem Netherlands Finance B.V. 144A 5.875%, 1/31/50(1)	13	11
BRF GmbH 144A 4.350%, 9/29/26(1)	32	29
Gol Finance S.A.
144A 7.000%, 1/31/25(1)	66	39
144A 8.000%, 6/30/26(1)	33	23
Guara Norte S.a.r.l. 144A 5.198%, 6/15/34(1)	10	9
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(1)	37	32
JBS USA LUX S.A. 144A 4.375%, 2/2/52(1)	15	12
Klabin Austria GmbH
144A 3.200%, 1/12/31(1)	30	24
144A 7.000%, 4/3/49(1)	23	22
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(1)	48	40
Minerva Luxembourg S.A. 144A 4.375%, 3/18/31(1)	37	31
MV24 Capital B.V. 144A 6.748%, 6/1/34(1)	5	4
Natura &Co. Luxembourg Holdings S.a.r.l. 144A 6.000%, 4/19/29(1)	50	44
Petrobras Global Finance B.V. 6.900%, 3/19/49	35	33
Rumo Luxembourg S.a.r.l. 144A 4.200%, 1/18/32(1)	15	12
Simpar Europe S.A. 144A 5.200%, 1/26/31(1)	45	36
Usiminas International S.a.r.l. 144A 5.875%, 7/18/26(1)	76	74
		513

Chile—2.2%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(1)	52	46
Celulosa Arauco y Constitucion S.A. 144A 5.500%, 4/30/49(1)	68	58
Cencosud S.A. 144A 4.375%, 7/17/27(1)	14	13
	Par Value	Value

Chile—continued
Inversiones CMPC S.A. 144A 3.000%, 4/6/31(1)	$ 42	$ 35
		152

China—5.7%
Bank of China Ltd. RegS 5.000%, 11/13/24(2)	46	47
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(1)	131	116
Golden Eagle Retail Group Ltd. RegS 4.625%, 5/21/23(2)	44	41
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(1)	14	12
144A 3.240%, 6/3/50(1)	14	9
RegS 3.975%, 4/11/29(2)	25	23
Wanda Properties International Co., Ltd. RegS 7.250%, 1/29/24(2)	200	145
		393

Colombia—4.8%
AI Candelaria Spain S.A.
144A 7.500%, 12/15/28(1)	62	59
RegS 7.500%, 12/15/28(2)	20	19
Ecopetrol S.A.
5.375%, 6/26/26	29	27
7.375%, 9/18/43	73	61
Geopark Ltd. 144A 5.500%, 1/17/27(1)	40	35
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(1)	65	55
Millicom International Cellular S.A. 144A 5.125%, 1/15/28(1)	28	26
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(1)	61	44
		326

Ghana—0.5%
Tullow Oil plc 144A 7.000%, 3/1/25(1)	45	36
Guatemala—1.2%
CT Trust 144A 5.125%, 2/3/32(1)	38	33
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(1)	58	52
		85

Hong Kong—3.6%
CK Hutchison International 17 II Ltd. RegS 3.250%, 9/29/27(2)	50	48
Towngas Finance Ltd. RegS 4.750% (2)(3)	200	198
		246

India—5.8%
Bharti Airtel Ltd.
144A 3.250%, 6/3/31(1)	33	29
RegS 4.375%, 6/10/25(2)	15	15
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

India—continued
Greenko Dutch B.V. 144A 3.850%, 3/29/26(1)	$ 62	$ 52
JSW Hydro Energy Ltd. RegS 4.125%, 5/18/31(2)	63	51
Network i2i Ltd. 144A 5.650% (1)(3)	170	163
Reliance Industries Ltd. RegS 3.625%, 1/12/52(2)	43	32
Vedanta Resources Finance II plc
144A 13.875%, 1/21/24(1)	46	40
144A 8.950%, 3/11/25(1)	21	16
		398

Indonesia—5.2%
Eterna Capital Pte Ltd. PIK Series A RegS 7.500%, 12/11/22(2)(4)	1	1
Freeport Indonesia PT
144A 4.763%, 4/14/27(1)	68	66
RegS 5.315%, 4/14/32(2)	30	28
Indika Energy Capital IV Pte Ltd.
144A 8.250%, 10/22/25(1)	6	6
RegS 8.250%, 10/22/25(2)	46	44
Indonesia Asahan Aluminium Persero PT 144A 5.450%, 5/15/30(1)	60	59
Minejesa Capital B.V. 144A 4.625%, 8/10/30(1)	165	150
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(1)	5	4
		358

Israel—8.0%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	94	76
Bank Leumi Le-Israel BM REGS, 144A 5.125%, 7/27/27(1)(2)	200	204
Leviathan Bond Ltd. RegS, 144A 6.750%, 6/30/30(1)(2)	134	128
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	164	136
		544

Jamaica—0.7%
Digicel International Finance Ltd.
144A 8.750%, 5/25/24(1)	16	15
144A 8.000%, 12/31/26(1)	34	22
Digicel Ltd. RegS 6.750%, 3/1/23(2)	15	9
		46

Macau—3.0%
Melco Resorts Finance Ltd.
144A 5.750%, 7/21/28(1)	32	21
RegS 5.625%, 7/17/27(2)	37	26
MGM China Holdings Ltd. RegS 5.875%, 5/15/26(2)	53	44
Studio City Co. Ltd. 144A 7.000%, 2/15/27(1)	54	45
Studio City Finance Ltd.
144A 6.000%, 7/15/25(1)	79	51
	Par Value	Value

Macau—continued
144A 5.000%, 1/15/29(1)	$ 38	$ 20
		207

Malaysia—3.2%
Gohl Capital Ltd. RegS 4.250%, 1/24/27(2)	200	180
Resorts World Las Vegas LLC RegS 4.625%, 4/6/31(2)	50	39
		219

Mexico—6.1%
America Movil SAB de CV 144A 5.375%, 4/4/32(1)	33	30
Banco Mercantil del Norte S.A.
144A 6.750%(1)(3)	53	51
144A 7.500%(1)(3)	43	39
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	19	17
Braskem Idesa SAPI 144A 6.990%, 2/20/32(1)	41	32
Cemex SAB de C.V.
144A 5.125%(1)(3)	57	47
144A 3.875%, 7/11/31(1)	12	10
Cometa Energia S.A. de C.V. 144A 6.375%, 4/24/35(1)	49	48
FEL Energy VI S.a.r.l. 144A 5.750%, 12/1/40(1)	11	8
Mexico Generadora de Energia S de rl 144A 5.500%, 12/6/32(1)	23	22
Petroleos Mexicanos
6.625%, 6/15/35	33	23
7.690%, 1/23/50	48	33
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(1)	42	35
Southern Copper Corp. 6.750%, 4/16/40	21	24
		419

Nigeria—2.5%
Access Bank plc 144A 6.125%, 9/21/26(1)	28	23
Africa Finance Corp. 144A 2.875%, 4/28/28(1)	63	54
IHS Holding Ltd. 144A 6.250%, 11/29/28(1)	53	45
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	53	49
		171

Oman —0.4%
Oryx Funding Ltd. 144A 5.800%, 2/3/31(1)	28	27
Peru—4.2%
Banco BBVA Peru S.A. RegS 5.250%, 9/22/29(2)	40	39
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	28	26

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Peru—continued
Inkia Energy Ltd. 144A 5.875%, 11/9/27(1)	$ 112	$ 106
Kallpa Generacion S.A.
144A 4.875%, 5/24/26(1)	22	21
144A 4.125%, 8/16/27(1)	53	49
Nexa Resources S.A. 144A 6.500%, 1/18/28(1)	45	45
		286

Russia—0.5%
Gazprom PJSC Via Gaz Capital S.A. 144A 4.950%, 2/6/28(1)(5)	63	31
Saudi Arabia—3.3%
Acwa Power Management And Investments One Ltd. 144A 5.950%, 12/15/39(1)	103	97
Saudi Arabian Oil Co.
144A 3.500%, 4/16/29(1)	40	38
144A 4.375%, 4/16/49(1)	65	60
144A 3.250%, 11/24/50(1)	46	34
		229

Singapore—2.9%
BOC Aviation Ltd. (3 month LIBOR + 1.300%) REGS 4.284%, 5/21/25(2)(6)	200	198
South Africa—3.9%
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	50	42
Eskom Holdings SOC Ltd. 144A 6.750%, 8/6/23(1)	109	106
Liquid Telecommunications Financing plc 144A 5.500%, 9/4/26(1)	26	21
Prosus N.V.
144A 3.832%, 2/8/51(1)	19	12
RegS 3.680%, 1/21/30(2)	37	30
RegS 3.061%, 7/13/31(2)	72	54
		265

South Korea—2.9%
LG Chem Ltd.
RegS 1.375%, 7/7/26(2)	50	44
RegS 2.375%, 7/7/31(2)	40	33
Shinhan Bank Co. Ltd. RegS 3.875%, 3/24/26(2)	60	58
Woori Bank RegS 4.750%, 4/30/24(2)	60	60
		195

Taiwan—0.9%
TSMC Arizona Corp.
3.875%, 4/22/27	14	14
4.125%, 4/22/29	23	23
	Par Value	Value

Taiwan—continued
TSMC Global Ltd. RegS 1.375%, 9/28/30(2)	$ 35	$ 27
		64

Tanzania—1.2%
HTA Group Ltd. 144A 7.000%, 12/18/25(1)	86	80
Thailand—1.8%
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	50	43
PTT Treasury Center Co. Ltd. 144A 4.500%, 10/25/42(1)	52	46
Thaioil Treasury Center Co. Ltd. RegS 4.875%, 1/23/43(2)	40	33
		122

Turkey—2.2%
Akbank TAS
144A 5.125%, 3/31/25(1)	15	13
144A 6.797%, 4/27/28(1)	29	25
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(1)	62	46
Turk Telekomunikasyon AS 144A 6.875%, 2/28/25(1)	9	8
Turkiye Garanti Bankasi AS 144A 7.177%, 5/24/27(1)	60	51
Ulker Biskuvi Sanayi AS 144A 6.950%, 10/30/25(1)	7	5
		148

Ukraine—1.3%
Metinvest B.V.
144A 7.750%, 4/23/23(1)	60	31
144A 7.750%, 10/17/29(1)(7)	75	30
VF Ukraine PAT via VFU Funding plc 144A 6.200%, 2/11/25(1)(5)	55	28
		89

United Arab Emirates —2.9%
DP World plc 144A 4.700%, 9/30/49(1)	149	127
Galaxy Pipeline Assets Bidco Ltd. 144A 1.750%, 9/30/27(1)	75	70
		197

Vietnam—1.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(1)	111	92
Zambia—1.5%
First Quantum Minerals Ltd.
144A 6.500%, 3/1/24(1)	39	39

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Zambia—continued
144A 7.500%, 4/1/25(1)	$ 65	$ 64
		103

Total Corporate Bonds and Notes (Identified Cost $7,313)		6,442

Total Long-Term Investments—94.2% (Identified Cost $7,313)		6,442

	Shares
Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.111%)(8)	226,506	227
Total Short-Term Investment (Identified Cost $227)		227

TOTAL INVESTMENTS—97.5% (Identified Cost $7,540)		$6,669
Other assets and liabilities, net—2.5%		169
NET ASSETS—100.0%		$6,838

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities amounted to a value of $4,355 or 63.7% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	No contractual maturity date.
(4)	100% of the income received was in PIK.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Variable rate security. Rate disclosed is as of August 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Israel	8%
Brazil	8
Mexico	6
India	6
China	6
Indonesia	5
Colombia	5
Other	56
Total	100%
† % of total investments as of August 31, 2022.

The following table summarizes the value of the Fund’s investments as of August 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$6,442	$—	$6,412	$30
Money Market Mutual Fund	227	227	—	—
Total Investments	$6,669	$227	$6,412	$30
Securities held by the Fund with an end of period value of $30 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2022.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.